Note 14 - Stockholders' Equity (Deficit)	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Equity [Text Block]

14. Stockholders’ Equity (Deficit)

Reverse Stock Split

On September 23, 2022, at a special meeting of stockholders, the Company’s stockholders authorized the Company’s Board of Directors to effect the Reverse Stock Split of all outstanding shares of common stock in a range of 1-for-10 to 1-for-30 shares. The Board of Directors subsequently approved the Reverse Stock Split at a ratio of 1-for-20. The Reverse Stock Split became effective at 5:01 p.m. Eastern Time on October 25, 2022. The Company’s common stock began trading on the Nasdaq Global Market on a split-adjusted basis on October 26, 2022. The Reverse Stock Split was primarily intended to bring the Company into compliance with the minimum bid price requirements for maintaining its listing on the Nasdaq Global Market.

Preferred Stock

On August 3, 2022, the Company entered into a securities purchase agreement with LPC, or the Purchaser, pursuant to which the Company issued, in a private placement transaction, 3,000 shares of Series A Redeemable Convertible Preferred Stock, par value $0.001 per share, with $100 per share stated value, together with a warrant to purchase up to an aggregate of 81,150 shares of common stock at an exercise price of $4.07 per share, for $0.3 million. Upon the closing of the December 29, 2022 registered direct offering, the Company agreed to amend the August 2022 LPC Warrant to reduce the exercise price to $2.07 per share (see Note 12, “Warrants”). The transaction price of $0.3 million was allocated to the Series A Redeemable Convertible Preferred Stock and warrants based on their relative fair values. The Series A Redeemable Convertible Preferred Stock was initially recorded at $0.1 million separately from stockholders’ equity in the Company’s consolidated balance sheets due to the shares being redeemable based on contingent events outside of the Company’s control.

The Series A Redeemable Convertible Preferred Stock was convertible, at the option of the holders, into shares of common stock at a conversion price of approximately $3.70 per share, subject to adjustment and beneficial ownership limitations set forth in the Certificate of Designation. The Company had the option to redeem the Series A Redeemable Convertible Preferred Stock for cash at 105% of the Stated Value on the date of and for 15 days following the Reverse Stock Split, subject to the Purchaser’s right to convert the shares prior to such redemption. The Purchaser had the right to require the Company to redeem the shares of Series A Redeemable Convertible Preferred Stock for cash at 110% of the Stated Value of such shares commencing after the Company’s right to redeem expired. The Series A Redeemable Convertible Preferred Stock was required to redeemed for cash at 110% of the Stated Value upon a delisting event. As a result, the Series A Redeemable Convertible Preferred Stock was recorded separately from stockholders’ equity because it was redeemable upon the occurrence of redemption events that were considered not solely withing the Company’s control. As such, during the year ended December 31, 2022, the Company recognized approximately $0.2 million in deemed dividends related to the Series A Redeemable Convertible Preferred Stock in the consolidated statements of operations and the consolidated statements of changes in redeemable convertible preferred stock and stockholders’ equity (deficit).

The holders of the Series A Redeemable Convertible Preferred Stock were entitled to certain registration rights, rights for approval of increases in the authorized shares of such series, and to dividends paid on common stock on an as-if converted basis. The Series A Redeemable Convertible Preferred stock had no voting rights, other than the right to (i) vote exclusively on the Reverse Stock Split and any proposal to adjourn any meeting of stockholders called for the purpose of voting on the Reverse Stock Split and (ii) to 1,000,000 votes per each share of Series A Redeemable Convertible Preferred Stock, to vote together with the common stock, as a single class; to the extent cast on the Reverse Stock Split in the same proportion as shares of common stock. In addition, in the event of any liquidation, dissolution, or winding-up of the Company, the holders of the Series A Redeemable Convertible Preferred Stock were entitled to receive 110% the preferred stock’s Stated Value plus any declared but unpaid dividends before any payment was made to holders of common stock.

On October 11, 2022, the Company and LPC entered into the Securities Redemption Agreement whereby on October 12, 2022, the Company redeemed for cash at a price equal to 105% of the Stated Value per share all 3,000 outstanding shares of Series A Redeemable Convertible Preferred Stock for $0.3 million. As a result, all shares of such series were retired and are no longer outstanding. On October 25, 2022, the Company filed a certificate of elimination to its amended and restated certificate of incorporation which (i) eliminated the previous designation of 3,000 shares of Series A Redeemable Convertible Preferred Stock from the Company’s amended and restated certificate of incorporation and (ii) caused such shares of Series A Redeemable Convertible Preferred Stock to resume their status as authorized but unissued and non-designated shares of preferred stock.

Common Stock

2022 Registered Direct Offering

On December 29, 2022, the Company completed the December 2022 Financing in which it issued (i) 748,744 shares of its common stock, par value $0.001 per share, (ii) the 2022 Pre-Funded Warrants to purchase 2,632,898 shares of common stock, and (iii) the 2022 Warrants, which will accompany the common stock and 2022 Pre-Funded Warrants, to purchase an aggregate of 4,227,052 shares of common stock (see Note 12, “Warrants”). The shares of common stock and accompanying 2022 Warrants were sold at a combined offering price of $2.22625 per share and accompanying common warrant, and the 2022 Pre-Funded Warrants and accompanying 2022 Warrants were sold at a combined offering price of $2.22615 per 2022 Pre-Funded Warrant and accompanying 2022 Warrant. Total net proceeds from the offering were approximately $6.6 million, after deducting fees payable to the placement agent and other estimated offering expenses payable by the Company, excluding the proceeds, if any, from the exercise of the 2022 Pre-Funded Warrants and the 2022 Warrants. The common stock was allocated $0.1 million of the gross proceeds received based on its relative fair value to the other instruments issued (see Note 12, “Warrants”).

2021 Underwritten Public Offering

On January 22, 2021, the Company completed an underwritten public offering in which the Company issued and sold 725,000 shares of its common stock to the underwriter at a price of $35.25 per share. On January 27, 2021, the underwriters exercised their option in full and purchased an additional 108,750 shares at a price of $35.25 per share. The total net proceeds from this offering of an aggregate 833,750 shares were approximately $28.9 million.

2021 Registered Direct Offering

On November 17, 2021, the Company completed a registered direct offering in which the Company issued and sold 875,000 shares of its common stock at a price of $16.00 per share and warrants exercisable for an aggregate of 875,000 shares of its common stock at a price of $20.00 per share (see Note 12, “Warrants”). The total net proceeds from this offering were approximately $13.9 million. The November 2021 issued shares were valued at approximately $13.1 million based on the closing stock price of $14.92 per share on November 15, 2021. The common stock and warrants were issued in a unit structure; therefore, in accordance with ASC Topic 815, the aggregate gross proceeds of $14.0 million were allocated to the two securities using the relative fair value method, resulting in the common stock and warrants being allocated values of $8.4 million and $5.6 million, respectively.

ATM Agreement

On June 21, 2016, the Company entered into a Controlled Equity OfferingSM Sales Agreement, or the ATM Agreement, with Cantor Fitzgerald & Co., or Cantor, as agent, pursuant to which the Company may offer and sell, from time to time through Cantor, shares of the Company’s common stock, or the Common Stock having an aggregate offering price of up to $40.0 million, or the Shares. On May 9, 2019, the Company increased the aggregate offering price of shares of the Company’s common stock which may be offered and sold under the ATM Agreement by $40.0 million, for a total of $80.0 million, or the Shares. The offering of Shares pursuant to the ATM Agreement will terminate upon the earlier of (a) the sale of all of the Shares subject to the ATM Agreement or (b) the termination of the ATM Agreement by Cantor or the Company, as permitted therein. The Company will pay Cantor a commission rate in the low single digits on the aggregate gross proceeds from each sale of Shares and has agreed to provide Cantor with customary indemnification and contribution rights.

The Company issued and sold approximately 0.1 million shares of common stock pursuant to the ATM Agreement and received net proceeds of $0.5 million, after deducting fees and expenses, during the year ended December 31, 2022. During the year ended December 31, 2021, the Company issued and sold approximately 0.2 million shares of common stock pursuant to the ATM Agreement, and received net proceeds of approximately $7.5 million, after deducting fees and expenses.

As of December 31, 2022, the Company had the ability to offer and sell shares of the Company’s common stock having an aggregate offering price of up to $35.6 million under the ATM Agreement.

Stock Plans

2011 Equity Incentive Plan

In January 2011, the Board of Directors adopted, and the Company’s stockholders approved, the 2011 Equity Incentive Plan, or 2011 EIP. The initial aggregate number of shares of the Company’s common stock that were issuable pursuant to stock awards under the 2011 EIP was approximately 0.1 million shares. The number of shares of common stock reserved for issuance under the 2011 EIP automatically increased on January 1 of each year, starting on January 1, 2012 and continuing through January 1, 2020, by 4% of the total number of shares of the Company’s common stock outstanding on December 31 of the preceding calendar year, or such lesser number of shares of common stock as determined by the Board of Directors.

As of June 16, 2020, no more awards may be granted under the 2011 Equity Incentive Plan, or the 2011 EIP, although all outstanding stock options and other stock awards previously granted under the 2011 EIP will continue to remain subject to the terms of the 2011 EIP.

Amended 2020 Plan

On June 16, 2020, at the 2020 Annual Meeting of Stockholders of the Company, the Company’s stockholders, upon the recommendation of the Company’s Board of Directors, approved the Company’s 2020 Equity Incentive Plan, or the 2020 EIP.

The initial aggregate number of shares of the Company’s common stock issuable pursuant to stock awards under the 2020 EIP was approximately 0.3 million shares. In addition, the share reserve will be increased by the number of returning shares, if any, as such shares become available from time to time under the 2011 EIP, for an additional number of shares not to exceed approximately 0.7 million shares. The term of any option granted under the 2020 EIP is determined on the date of grant but shall not be longer than 10 years. The Company issues new shares for settlement of vested restricted stock units and exercises of stock options. The Company does not have a policy of purchasing its shares relating to its stock-based programs.

On June 17, 2021, at the 2021 Annual Meeting of Stockholders of the Company, upon the recommendation of the Company’s Board of Directors, the Company’s stockholders approved an amendment and restatement of the Company’s 2020 Equity Incentive Plan, or 2020 Plan, or as amended and restated, the Amended 2020 Plan, to increase the number of authorized shares reserved for issuance thereunder by approximately 0.2 million shares, subject to adjustment for certain changes in the Company’s capitalization. The aggregate number of shares of the Company’s common stock that may be issued under the Amended 2020 Plan will not exceed the sum of (i) approximately 0.2 million shares approved in connection with the adoption of the Amended 2020 Plan, (ii) approximately 0.3 million shares approved in connection with the original adoption of the 2020 Plan, and (iii) certain shares subject to outstanding awards granted under the 2011 Equity Incentive Plan that may become available for issuance under the 2020 Plan and Amended 2020 Plan, as such shares become available from time to time.

Amended and Restated 2011 Employee Stock Purchase Plan

Additionally, on June 16, 2020, the Company’s stockholders, upon the recommendation of the Company’s Board of Directors, approved the Amended and Restated 2011 Employee Stock Purchase Plan, or the Amended ESPP, which increased the aggregate number of shares of the Company’s common stock reserved for issuance under the 2011 Employee Stock Purchase Plan, or ESPP, to approximately 0.2 million shares, subject to adjustment for certain changes in the Company’s capitalization, and removed the “evergreen” provision from the ESPP.

In the year ended December 31, 2022, there were 10,941 shares issued under the Amended ESPP. The weighted average fair value of shares issued under the Amended ESPP in 2022 and 2021 was $6.82 and $20.23 per share, respectively. As of December 31, 2022, there were 211,876 shares available for future grant under the Amended ESPP.